Note 12 - Stockholders' Equity	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Equity [Text Block]
12.	STOCKHOLDERS’ EQUITY

The Company is authorized to issue 600,000,000 shares of common stock, par value $0.0001 per share. As of December 31, 2023, the Company had 6,310,090 shares of common stock issued and outstanding, post the reverse stock split.

Class A Common Stock — Class A common stock has the following rights:

Voting rights: Each holder of Class A common stock will be entitled to one (1) vote in person or by proxy for each share of the Class A common stock held of record by such holder. The holders of shares of the Class A common stock will not have cumulative voting rights. Except as otherwise required in the Amended Charter or by applicable law, the holders of the Class A common stock vote together as a single class on all matters on which stockholders are generally entitled to vote.

Dividend rights: Subject to any other provisions of the Amended Charter, each holder of Class A common stock will be entitled to receive, in proportion to the number of shares of the Class A common stock held, such dividends and other distributions in cash, stock or property of the Company when, as and if declared thereon by the Board from time to time out of assets or funds of the Company legally available therefor.

Rights upon liquidation: In the event of any liquidation, dissolution or winding up (either voluntary or involuntary) of the Company, after payments to creditors of the Company that may at the time be outstanding, and subject to the rights of any holders of the Company preferred stock that may then be outstanding, holders of shares of the Class A common stock will be entitled to receive ratably, in proportion to the number of shares of the Class A common stock held by them, all remaining assets of the Company available for distribution.

Preferred Stock — The Company has the authority, without stockholder approval, to issue shares of preferred stock from time to time on terms it may determine, to divide shares of preferred stock into one or more class or series and to fix for each such class or series the designations, preferences, privileges, and restrictions of preferred stock, including dividend rights, conversion rights, voting rights, terms of redemption, liquidation preference, and the number of shares constituting any series or the designation of any series to the fullest extent permitted by the Delaware General Corporation Law. The issuance of the Company’s preferred stock could have the effect of decreasing the trading price of the Class A common stock, restricting dividends on the capital stock of the Company, diluting the voting power of the Class A common stock, impairing the liquidation rights of the capital stock of the Company, or delaying or preventing a change in control of the Company. Although the Company does not currently intend to issue any shares of preferred stock, the Company may choose to do so in the future.

The Company is authorized to issue up to 1,000,000 shares of preferred stock, each with a par value of $0.0001 per share. As of December 31, 2023, no shares of preferred stock were issued and outstanding.

Warrants — As of December 31, 2023, the Company had 5,555 Private Placement warrants and 255,555 Public warrants outstanding. Each warrant entitles the registered holder to purchase one share of the Company's common stock at a price of $345.00 per share.

On September 15, 2022, in connection with the issuance of the 2022 Note, the Company issued warrants to the investor. The warrants are immediately exercisable and entitle the investor to purchase up to 58,333 shares of Common Stock at a price of $105.00 per share, subject to a four (4) year term. As of December 31, 2023, no shares were exercised pursuant to the warrants.

Contingent Warrants - As of December 31, 2023, the Company had 58,333 contingently issuable warrants outstanding associated with the potential Second Closing under the Securities Purchase Agreement. As the Company did not effect a Second Closing by March 15, 2024, these warrants are no longer outstanding and will not be issued to the investor.

Tumim Stone Common Stock Purchase Agreement — On December 8, 2021, the Company entered into a Common Stock Purchase Agreement (the “CSPA”) and a Registration Rights Agreement with Tumim Stone Capital LLC (“Tumim Stone”). Under the terms and subject to the conditions of the CSPA, the Company has the right, but not the obligation, to sell to Tumim Stone, and Tumim Stone is obligated to purchase up to the lesser of (i) $125,000 of the Company’s common stock, or (ii) the Exchange Cap equal to 1,028,847 shares of the Company's common stock, unless the Company’s stockholders approve the issuance of shares in excess of the Exchange Cap, or the average price of all applicable sales of common stock to Tumim Stone under the CSPA equals or exceeds $148.46 per share. Upon the satisfaction of various commencement conditions, such as the filing of the registration statement which provides for the resale of such shares pursuant to the Registration Rights Agreement, the Company has sole discretion to initiate such sales of common stock over the period of 36 months commencing December 8, 2021. In all instances, the Company may not sell shares of its common stock to Tumim Stone under the CSPA if doing so would result in Tumim Stone beneficially owning more than 9.99% of its common stock.

The purchase price per share to be purchased by Tumim is equal to the volume-weighted average price for common stock on the applicable purchase date multiplied by 0.9615 (to be adjusted for any reorganization, recapitalization, non-cash dividend, stock split, reverse stock split, or similar transaction). The maximum number of shares the Company may sell to Tumim Stone on any single business day is the lesser of (i) $20,000 divided by the closing sale price of the common stock on the trading day immediately preceding the purchase date, and (ii) 0.15 multiplied by the average daily trading volume in common stock for the three trading days preceding the purchase date.

       In connection with the CSPA, the Company issued to Tumim Stone 10,087 restricted common shares in the Company. The Company determined that the right to sell additional shares represents a freestanding put option under ASC 815 Derivatives and Hedging, and as such, the financial instrument was classified as a derivative asset with a fair value of zero at inception of the CSPA on December 8, 2021.

During the twelve months ended December 31, 2023, the Company issued 19,500 shares of its common stock under the CSPA for gross proceeds of $136. During the twelve months ended December 31, 2022, the Company issued 38,167 shares of its common stock under the CSPA for gross proceeds of $2,891. As of December 31, 2023, 961,093 shares remain available for issuance under the CSPA.